SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Furniture and Fixtures	3 Years

Schedule of dilutive instruments
	August 31, 2018	August 31, 2017
Warrants	3,962,293	1,927,302
Options	400,000	-
Total	4,362,293	1,927,302